Note 13: Loans Payable: Short Term Loans (Details) (USD $)	May 31, 2013	May 31, 2012
Loan payable	$ 544,746	$ 419,649
JerryGMikolajczykLighthouseMember
LoanPayableRelatedParty	398,249
JerryGMikolajczykSeriesBMember
LoanPayableRelatedParty	20,000
JerryGMikolajczykLDNote5Member
LoanPayableRelatedParty	9,375
AccruedInterest	112
LDNote1Member
AccruedInterest	1,048
Loan payable	87,500
LDNotes234Member
AccruedInterest	337
Loan payable	$ 28,125